                    SUPPLEMENT DATED SEPTEMBER 30, 2009 TO

                       PROSPECTUS DATED MAY 1, 2009 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective November 2, 2009, certain Portfolios available for investment by Subaccounts offered in your contract will be renamed as listed in the table immediately below.

----------------------------------------------------------------------------------------------------------------------
                      Current Name                                                  New Name
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust -- Legg Mason    Legg Mason Partners Variable Equity Trust -- Legg Mason
Partners Variable Capital and Income Portfolio -- Class I  ClearBridge Variable Equity Income Builder Portfolio --
                                                           Class I
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust -- Legg Mason    Legg Mason Partners Variable Equity Trust -- Legg Mason
Partners Variable Investors Portfolio -- Class I           ClearBridge Variable Investors Portfolio -- Class I
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Income Trust -- Legg Mason    Legg Mason Partners Variable Income Trust -- Legg Mason
Partners Variable Strategic Bond Portfolio -- Class I      Western Asset Variable Strategic Bond Portfolio -- Class I
----------------------------------------------------------------------------------------------------------------------

The prospectus is revised accordingly.

14620 SUPPA 09/30/09